Share capital - Additional Information (Detail) - CHF (SFr) SFr / shares in Units, SFr in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares issued			4,405,525,186	4,113,467,260	3,246,727,248
Par value per share			SFr 0.01
Proceeds from capital increase			SFr 7,111	SFr 76,088
Equity transaction costs			SFr 223	SFr 2,848
Stock issued during period shares treasury stock			1,200,000,000	1,153,502,908
Number of instruments granted in share-based payment arrangement			3,000,000	13,104,461
Exercise of options			SFr 60	SFr 201
Acquisition milestone share payments			SFr 4,200
Shares issued during the period for milestone payments			150,200,120
Milestone payment per share			SFr 0.028
Issue of equity				SFr 25,000
Number of instruments or interests issued or issuable				342,527,847
Acquisition payments				SFr 74,402
Authorized nominal share capital			SFr 1,000
Number of shares authorised			1,000,000,000
Conditional share capital			SFr 16,688
Number of shares reserved for issue under options and contracts for sale of shares			1,668,769,814
Number of share options outstanding in share-based payment arrangement			74,363,197	68,650,697
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued			(1,210,809,431)	(299,867,357)
Issuance of treasury shares			SFr (12,000)	SFr (11,535)
Acquisition milestone share payments			SFr 1,502
Issue of equity				1,129
Acquisition payments				SFr 3,425
Direct Share Placement Program [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Stock issued during period shares treasury stock			138,857,806	398,219,762
Stock issued during period shares treasury stock, Share price			SFr 0.0508	SFr 0.1278
Issuance of treasury shares			SFr 7,051	SFr 50,887
Private Placement [member]
Disclosure of classes of share capital [line items]
Share price	SFr 0.21	SFr 0.2412
Number of new stock issued during the period	71,428,572	41,459,370
Issue of equity	SFr 15,000	SFr 10,000
Share Options [member]
Disclosure of classes of share capital [line items]
Share price			SFr 0.02
Exercise of options			SFr 60	SFr 201
Number of shares reserved for issue under options and contracts for sale of shares			105,769,814
Number of share options outstanding in share-based payment arrangement			74,363,197
Share Options [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Share price				SFr 0.01
Share Options [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Share price				SFr 0.02
Option Rights [member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares			1,563,000,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued			5,616,334,617
Par value per share			SFr 0.01
Increase (decrease) in number of shares outstanding			1,203,000,000